GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
General And Administrative Expense [Line Items]
General and administrative expenses	$ 8,025	$ 3,848	[1]	$ 2,748	[1]
Payroll and related expenses
General And Administrative Expense [Line Items]
General and administrative expenses	3,311	1,082		652
Share-based payments
General And Administrative Expense [Line Items]
General and administrative expenses	1,054	773		502
Professional services
General And Administrative Expense [Line Items]
General and administrative expenses	2,246	1,391		1,167
Office related expenses, net
General And Administrative Expense [Line Items]
General and administrative expenses	567	300		120
Other
General And Administrative Expense [Line Items]
General and administrative expenses	$ 847	$ 302		$ 307

[1]	*Reclassified to conform to the current year presentation.